UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05912

MFS SPECIAL VALUE TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2013

MFS® SPECIAL VALUE TRUST

PORTFOLIO OF INVESTMENTS

1/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 69.6%
Aerospace - 1.6%
Bombardier, Inc., 7.5%, 2018 (n)		$105,000	$118,125
Bombardier, Inc., 7.75%, 2020 (n)		55,000	62,288
CPI International, Inc., 8%, 2018		115,000	114,955
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	100,000	120,165
Huntington Ingalls Industries, Inc., 7.125%, 2021		$170,000	187,000
Kratos Defense & Security Solutions, Inc., 10%, 2017		175,000	192,063

			$794,596
Apparel Manufacturers - 0.4%
Hanesbrands, Inc., 6.375%, 2020		$60,000	$64,950
Jones Group, Inc., 6.875%, 2019		85,000	88,719
PVH Corp., 4.5%, 2022		60,000	59,700

			$213,369
Asset-Backed & Securitized - 0.3%
Banc of America Commercial Mortgage, Inc., FRN, 6.254%, 2051 (z)		$328,951	$78,481
Citigroup Commercial Mortgage Trust, FRN, 5.701%, 2049		220,000	42,460
Falcon Franchise Loan LLC, FRN, 6.542%, 2025 (i)(z)		78,634	12,361
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.001%, 2051		95,000	27,702
Morgan Stanley Capital I, Inc., FRN, 1.384%, 2039 (i)(z)		205,428	4,006
Preferred Term Securities XII Ltd., CDO, 0%, 2033 (a)(c)(z)		225,000	68
Preferred Term Securities XVI Ltd., CDO, 0%, 2035 (a)(c)(z)		300,000	30
Preferred Term Securities XVII Ltd., CDO, 0%, 2035 (a)(c)(z)		187,000	19

			$165,127
Automotive - 2.7%
Accuride Corp., 9.5%, 2018		$135,000	$133,313
Allison Transmission, Inc., 7.125%, 2019 (n)		160,000	173,600
Ford Motor Credit Co. LLC, 12%, 2015		345,000	420,900
General Motors Financial Co., Inc., 4.75%, 2017 (n)		105,000	109,734
General Motors Financial Co., Inc., 6.75%, 2018		20,000	23,150
Goodyear Tire & Rubber Co., 8.25%, 2020		25,000	27,438
Goodyear Tire & Rubber Co., 7%, 2022		40,000	42,900
Jaguar Land Rover PLC, 8.125%, 2021 (n)		300,000	336,750
Lear Corp., 8.125%, 2020		36,000	40,230
Lear Corp., 4.75%, 2023 (z)		25,000	24,875

			$1,332,890
Broadcasting - 4.3%
Allbritton Communications Co., 8%, 2018		$55,000	$59,538
AMC Networks, Inc., 7.75%, 2021		101,000	115,393
Clear Channel Communications, Inc., 9%, 2021		202,000	187,860
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022 (n)		25,000	26,375
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022 (n)		65,000	69,225
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020		5,000	5,175
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 2020		55,000	57,475
Hughes Network Systems LLC, 7.625%, 2021		70,000	80,150
IAC/InterActiveCorp, 4.75%, 2022 (n)		10,000	9,925
Intelsat Bermuda Ltd., 11.25%, 2017		205,000	217,300
Intelsat Bermuda Ltd., 11.5%, 2017 (p)		145,000	153,700
Intelsat Jackson Holdings Ltd., 6.625%, 2022 (n)		85,000	86,381
LBI Media Holdings, Inc., 11%, 2013		140,000	16,800

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - continued
LBI Media, Inc., 13.5% to 2015, 11.5% to 2020 (p)(z)	$57,000	$23,370
Liberty Media Corp., 8.5%, 2029	110,000	122,650
Liberty Media Corp., 8.25%, 2030	35,000	38,675
Local TV Finance LLC, 9.25%, 2015 (p)(z)	157,527	158,708
Netflix, Inc., 5.375%, 2021 (z)	50,000	49,750
Nexstar Broadcasting Group, Inc., 8.875%, 2017	50,000	55,125
Nexstar Broadcasting Group, Inc., 6.875%, 2020 (n)	10,000	10,425
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	55,000	60,088
Sinclair Broadcast Group, Inc., 8.375%, 2018	15,000	16,688
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	105,000	118,913
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	75,000	83,250
SIRIUS XM Radio, Inc., 5.25%, 2022 (n)	15,000	15,263
Univision Communications, Inc., 6.875%, 2019 (n)	25,000	26,250
Univision Communications, Inc., 7.875%, 2020 (n)	80,000	86,600
Univision Communications, Inc., 8.5%, 2021 (n)	130,000	138,450

		$2,089,502
Brokerage & Asset Managers - 0.3%
E*TRADE Financial Corp., 6.375%, 2019	$140,000	$145,250

Building - 1.8%
Boise Cascade LLC/Finance Corp., 6.375%, 2020 (n)	$45,000	$47,025
Building Materials Holding Corp., 7%, 2020 (n)	45,000	49,050
CEMEX S.A.B. de C.V., 9.25%, 2020	130,000	139,750
Gibraltar Industries, Inc., 6.25%, 2021 (z)	10,000	10,388
HD Supply, Inc., 13.5%, 2015	70,000	72,188
HD Supply, Inc., 8.125%, 2019 (n)	45,000	50,963
HD Supply, Inc., 11.5%, 2020 (n)	40,000	46,100
HD Supply, Inc., 10.5%, 2021 (z)	5,000	5,113
Masonite International Corp., 8.25%, 2021 (n)	105,000	115,500
Nortek, Inc., 8.5%, 2021	150,000	169,875
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (n)	30,000	33,900
USG Corp., 6.3%, 2016	95,000	99,988
USG Corp., 7.875%, 2020 (n)	45,000	51,300

		$891,140
Business Services - 1.1%
Ceridian Corp., 12.25%, 2015 (p)	$40,000	$40,600
Ceridian Corp., 8.875%, 2019 (n)	20,000	22,300
Fidelity National Information Services, Inc., 5%, 2022	75,000	81,188
iGATE Corp., 9%, 2016	165,000	181,294
Iron Mountain, Inc., 8.375%, 2021	20,000	22,050
Legend Acquisition Sub, Inc., 10.75%, 2020 (n)	70,000	61,600
Lender Processing Services, Inc., 5.75%, 2023	55,000	58,300
SunGard Data Systems, Inc., 7.375%, 2018	45,000	47,813

		$515,145
Cable TV - 1.7%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)	$25,000	$27,000
CCO Holdings LLC, 7.875%, 2018	25,000	26,719
CCO Holdings LLC, 8.125%, 2020	125,000	140,313
CCO Holdings LLC, 5.125%, 2023	30,000	29,550
Cequel Communications Holdings, 6.375%, 2020 (n)	25,000	26,188
DISH DBS Corp., 6.75%, 2021	60,000	67,200
DISH DBS Corp., 5%, 2023 (n)	60,000	59,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Cable TV - continued
Nara Cable Funding Ltd., 8.875%, 2018 (z)		$200,000	$204,000
UPC Holding B.V., 9.875%, 2018 (n)		100,000	113,000
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	100,000	146,914

			$840,134
Chemicals - 1.2%
Celanese U.S. Holdings LLC, 6.625%, 2018		$65,000	$71,175
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		120,000	121,200
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		65,000	60,450
Huntsman International LLC, 8.625%, 2021		120,000	137,400
INEOS Group Holdings PLC, 8.5%, 2016 (n)		150,000	151,125
Polypore International, Inc., 7.5%, 2017		50,000	54,375

			$595,725
Computer Software - 0.8%
Infor U.S., Inc., 11.5%, 2018		$80,000	$94,200
Nuance Communications, Inc., 5.375%, 2020 (n)		80,000	82,400
Seagate HDD Cayman, 6.875%, 2020		18,000	19,530
Syniverse Holdings, Inc., 9.125%, 2019		130,000	141,375
TransUnion Holding Co., Inc., 9.625%, 2018		45,000	48,038
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018		15,000	17,344

			$402,887
Computer Software - Systems - 0.7%
Audatex North America, Inc., 6.75%, 2018 (n)		$40,000	$42,900
CDW LLC/CDW Finance Corp., 12.535%, 2017		69,000	73,830
CDW LLC/CDW Finance Corp., 8.5%, 2019		110,000	121,825
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017		95,000	103,075

			$341,630
Conglomerates - 0.9%
Amsted Industries, Inc., 8.125%, 2018 (n)		$185,000	$197,488
BC Mountain LLC, 7%, 2021 (z)		10,000	10,250
Dynacast International LLC, 9.25%, 2019		75,000	80,063
Griffon Corp., 7.125%, 2018		150,000	162,375

			$450,176
Consumer Products - 0.6%
Easton-Bell Sports, Inc., 9.75%, 2016		$85,000	$91,695
Elizabeth Arden, Inc., 7.375%, 2021		100,000	111,250
Libbey Glass, Inc., 6.875%, 2020		30,000	32,288
Prestige Brands, Inc., 8.125%, 2020		10,000	11,200
Spectrum Brands Escrow Corp., 6.375%, 2020 (n)		30,000	31,913
Spectrum Brands Escrow Corp., 6.625%, 2022 (n)		5,000	5,400

			$283,746
Consumer Services - 0.4%
QVC, Inc., 7.375%, 2020 (n)		$50,000	$55,193
Service Corp. International, 7%, 2019		145,000	159,319

			$214,512
Containers - 1.3%
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)		$200,000	$218,500
Berry Plastics Group, Inc., 9.5%, 2018		30,000	33,525
Reynolds Group, 7.125%, 2019		175,000	186,813

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Containers - continued
Reynolds Group, 5.75%, 2020	$50,000	$51,125
Reynolds Group, 8.25%, 2021	115,000	120,463

		$610,426
Defense Electronics - 0.4%
Ducommun, Inc., 9.75%, 2018	$98,000	$107,555
MOOG, Inc., 7.25%, 2018	80,000	83,600

		$191,155
Electrical Equipment - 0.3%
Avaya, Inc., 9.75%, 2015	$110,000	$104,775
Avaya, Inc., 7%, 2019 (n)	25,000	23,875

		$128,650
Electronics - 0.9%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$190,000	$209,000
Nokia Corp., 5.375%, 2019	80,000	76,600
Nokia Corp., 6.625%, 2039	25,000	23,375
Sensata Technologies B.V., 6.5%, 2019 (n)	105,000	112,613

		$421,588
Emerging Market Quasi-Sovereign - 0.8%
Banco de la Provincia de Buenos Aires, 11.75%, 2015 (n)	$124,000	$102,300
OAO Gazprom, 9.625%, 2013	60,000	60,317
Petroleos de Venezuela S.A., 5.25%, 2017	250,000	216,875

		$379,492
Emerging Market Sovereign - 1.0%
Republic of Argentina, 7%, 2015	$260,000	$222,687
Republic of Venezuela, 12.75%, 2022	107,000	128,400
Republic of Venezuela, 7%, 2038	160,000	130,000

		$481,087
Energy - Independent - 4.2%
BreitBurn Energy Partners LP, 8.625%, 2020	$50,000	$54,875
BreitBurn Energy Partners LP, 7.875%, 2022 (n)	100,000	105,750
Carrizo Oil & Gas, Inc., 8.625%, 2018	45,000	48,488
Chaparral Energy, Inc., 7.625%, 2022	65,000	70,200
Chesapeake Energy Corp., 6.875%, 2020	85,000	93,500
Concho Resources, Inc., 8.625%, 2017	25,000	27,000
Denbury Resources, Inc., 8.25%, 2020	135,000	150,525
Energy XXI Gulf Coast, Inc., 9.25%, 2017	165,000	187,894
EP Energy LLC, 9.375%, 2020	270,000	302,400
EPL Oil & Gas, Inc., 8.25%, 2018 (n)	55,000	57,888
EXCO Resources, Inc., 7.5%, 2018	40,000	37,900
Harvest Operations Corp., 6.875%, 2017	30,000	33,338
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	40,000	44,300
Laredo Petroleum, Inc., 9.5%, 2019	65,000	73,450
LINN Energy LLC, 8.625%, 2020	40,000	44,100
LINN Energy LLC, 7.75%, 2021	20,000	21,400
MEG Energy Corp., 6.5%, 2021 (n)	30,000	31,500
Newfield Exploration Co., 6.875%, 2020	55,000	59,469
Plains Exploration & Production Co., 8.625%, 2019	95,000	108,300
Plains Exploration & Production Co., 6.5%, 2020	35,000	38,719
Plains Exploration & Production Co., 6.75%, 2022	50,000	56,313

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Energy - Independent - continued
QEP Resources, Inc., 6.875%, 2021		$80,000	$92,600
Samson Investment Co., 9.75%, 2020 (n)		75,000	79,781
SandRidge Energy, Inc., 8%, 2018 (n)		175,000	183,750
Whiting Petroleum Corp., 6.5%, 2018		20,000	21,450

			$2,024,890
Energy - Integrated - 0.2%
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)		$100,000	$116,600

Engineering - Construction - 0.2%
BakerCorp International, Inc., 8.25%, 2019		$85,000	$86,063

Entertainment - 1.0%
AMC Entertainment, Inc., 8.75%, 2019		$180,000	$198,900
AMC Entertainment, Inc., 9.75%, 2020		78,000	90,870
Cinemark USA, Inc., 8.625%, 2019		75,000	83,063
Cinemark USA, Inc., 5.125%, 2022 (n)		15,000	15,188
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)		40,000	43,800
Six Flags Entertainment Corp., 5.25%, 2021 (n)		65,000	64,675

			$496,496
Financial Institutions - 3.0%
Aviation Capital Group, 4.625%, 2018 (z)		$25,000	$25,327
CIT Group, Inc., 5.25%, 2018		40,000	42,800
CIT Group, Inc., 6.625%, 2018 (n)		119,000	133,280
CIT Group, Inc., 5.5%, 2019 (n)		118,000	126,260
Credit Acceptance Corp., 9.125%, 2017		105,000	114,713
Icahn Enterprises LP, 8%, 2018		112,000	119,980
International Lease Finance Corp., 7.125%, 2018 (n)		137,000	160,290
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015		300,000	319,500
Nationstar Mortgage LLC/Capital Corp., 7.875%, 2020 (n)		30,000	32,700
PHH Corp., 9.25%, 2016		85,000	99,663
PHH Corp., 7.375%, 2019		40,000	44,900
SLM Corp., 8.45%, 2018		25,000	29,784
SLM Corp., 8%, 2020		130,000	150,475
SLM Corp., 7.25%, 2022		40,000	44,700

			$1,444,372
Food & Beverages - 0.8%
ARAMARK Corp., 8.5%, 2015		$105,000	$105,657
B&G Foods, Inc., 7.625%, 2018		92,000	99,245
Constellation Brands, Inc., 7.25%, 2016		55,000	62,975
Pinnacle Foods Finance LLC, 8.25%, 2017		30,000	31,913
TreeHouse Foods, Inc., 7.75%, 2018		80,000	86,600

			$386,390
Forest & Paper Products - 0.8%
Boise, Inc., 8%, 2020		$105,000	$116,288
Clearwater Paper Corp., 4.5%, 2023 (z)		10,000	9,925
Georgia-Pacific Corp., 8%, 2024		9,000	12,551
Graphic Packaging Holding Co., 7.875%, 2018		65,000	71,338
Millar Western Forest Products Ltd., 8.5%, 2021		25,000	24,188
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	50,000	74,340
Tembec Industries, Inc., 11.25%, 2018		$55,000	60,638

			$369,268

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Gaming & Lodging - 3.0%
Boyd Gaming Corp., 9%, 2020 (n)	$40,000	$40,600
Caesars Entertainment Operating Co., Inc., 8.5%, 2020	110,000	110,550
Choice Hotels International, Inc., 5.75%, 2022	15,000	16,650
CityCenter Holdings LLC, 10.75%, 2017 (p)	40,000	44,150
FelCor Lodging LP, 5.625%, 2023 (n)	10,000	10,088
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)	290,000	181
GWR Operating Partnership LLP, 10.875%, 2017	85,000	96,688
Host Hotels & Resorts, Inc., REIT, 5.25%, 2022	55,000	59,950
Isle of Capri Casinos, Inc., 8.875%, 2020	85,000	92,863
MGM Mirage, 6.625%, 2015	40,000	43,200
MGM Resorts International, 11.375%, 2018	235,000	292,575
MGM Resorts International, 6.625%, 2021	35,000	36,050
Penn National Gaming, Inc., 8.75%, 2019	160,000	182,400
Pinnacle Entertainment, Inc., 8.75%, 2020	50,000	54,250
Seven Seas Cruises S. DE R.L., 9.125%, 2019	130,000	137,800
Viking Cruises Ltd., 8.5%, 2022 (n)	55,000	60,638
Wyndham Worldwide Corp., 7.375%, 2020	50,000	61,045
Wynn Las Vegas LLC, 7.75%, 2020	95,000	107,113

		$1,446,791
Industrial - 0.8%
Dematic S.A., 7.75%, 2020 (z)	$60,000	$61,350
Hyva Global B.V., 8.625%, 2016 (n)	200,000	194,000
Mueller Water Products, Inc., 8.75%, 2020	66,000	75,075
SPL Logistics Escrow LLC, 8.875%, 2020 (n)	45,000	48,150
Unifrax I LLC, 7.5%, 2019 (z)	10,000	10,000

		$388,575
Insurance - 0.7%
American International Group, Inc., 8.25%, 2018	$100,000	$129,801
American International Group, Inc., 8.175% to 2038, FRN to 2068	180,000	234,000

		$363,801
Insurance - Property & Casualty - 1.1%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	$235,000	$357,200
XL Group PLC, 6.5% to 2017, FRN to 2049	175,000	168,219

		$525,419
International Market Quasi-Sovereign - 0.1%
Exportfinans ASA, 5.5%, 2016	$35,000	$36,538

Machinery & Tools - 1.4%
Case New Holland, Inc., 7.875%, 2017	$95,000	$112,338
CNH America LLC, 7.25%, 2016	50,000	55,875
H&E Equipment Services LLC, 7%, 2022 (n)	105,000	114,713
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (n)	130,000	141,700
RSC Equipment Rental, Inc., 8.25%, 2021	140,000	159,250
United Rentals North America, Inc., 5.75%, 2018	45,000	48,375
United Rentals North America, Inc., 7.625%, 2022	48,000	53,520

		$685,771
Major Banks - 0.9%
Bank of America Corp., 5.65%, 2018	$50,000	$57,735
RBS Capital Trust II, 6.425% to 2034, FRN to 2049	95,000	85,500
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	100,000	94,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	$210,000	$221,550

		$458,785
Medical & Health Technology & Services - 3.3%
AmSurg Corp., 5.625%, 2020 (n)	$20,000	$20,900
CDRT Holding Corp., 9.25%, 2017 (n)(p)	25,000	25,813
Davita, Inc., 6.625%, 2020	290,000	316,100
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	120,000	136,800
HCA, Inc., 8.5%, 2019	140,000	155,750
HCA, Inc., 7.5%, 2022	150,000	173,250
HCA, Inc., 5.875%, 2022	25,000	27,188
HealthSouth Corp., 8.125%, 2020	175,000	192,063
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	125,000	126,875
Select Medical Corp., 7.625%, 2015	15,000	15,019
Tenet Healthcare Corp., 9.25%, 2015	65,000	73,613
Tenet Healthcare Corp., 8%, 2020	65,000	70,688
Universal Health Services, Inc, 7.625%, 2020	80,000	85,800
Universal Health Services, Inc., 7%, 2018	30,000	33,075
Universal Hospital Services, Inc., FRN, 3.902%, 2015	35,000	34,869
Vanguard Health Systems, Inc., 0%, 2016	2,000	1,530
WP Rocket Merger Sub, Inc., 10.125%, 2019 (n)	100,000	100,000

		$1,589,333
Medical Equipment - 0.5%
Biomet, Inc., 6.5%, 2020 (n)	$80,000	$84,000
Hologic, Inc., 6.25%, 2020 (n)	30,000	32,250
Physio-Control International, Inc., 9.875%, 2019 (n)	65,000	72,800
Teleflex, Inc., 6.875%, 2019	50,000	54,250

		$243,300
Metals & Mining - 1.1%
Arch Coal, Inc., 7.25%, 2020	$80,000	$71,600
Cloud Peak Energy, Inc., 8.25%, 2017	140,000	148,750
Cloud Peak Energy, Inc., 8.5%, 2019	55,000	59,813
Consol Energy, Inc., 8%, 2017	75,000	81,000
Consol Energy, Inc., 8.25%, 2020	70,000	75,775
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	75,000	80,438

		$517,376
Municipals - 0.1%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	$70,000	$69,710

Natural Gas - Distribution - 0.3%
AmeriGas Finance LLC, 6.75%, 2020	$80,000	$86,800
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	60,000	60,600

		$147,400
Natural Gas - Pipeline - 2.1%
Access Midstream Partners Co., 4.875%, 2023	$35,000	$34,825
Atlas Pipeline Partners LP, 8.75%, 2018	160,000	171,520
Atlas Pipeline Partners LP, 5.875%, 2023 (z)	50,000	49,875
Crosstex Energy, Inc., 8.875%, 2018	110,000	118,113
El Paso Corp., 7%, 2017	105,000	120,369
El Paso Corp., 7.75%, 2032	105,000	123,457
Energy Transfer Equity LP, 7.5%, 2020	135,000	155,588

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Natural Gas - Pipeline - continued
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068		$40,000	$45,800
Inergy Midstream LP, 6%, 2020 (n)		80,000	82,600
MarkWest Energy Partners LP, 5.5%, 2023		65,000	68,575
Rockies Express Pipeline LLC, 5.625%, 2020 (n)		34,000	31,960

			$1,002,682
Network & Telecom - 1.7%
Centurylink, Inc., 7.65%, 2042		$95,000	$97,765
Cincinnati Bell, Inc., 8.25%, 2017		30,000	32,213
Citizens Communications Co., 9%, 2031		65,000	70,525
Eileme 2 AB, 11.625%, 2020 (n)		200,000	235,500
Frontier Communications Corp., 8.125%, 2018		90,000	104,175
Qwest Communications International, Inc., 7.125%, 2018 (n)		105,000	109,537
TW Telecom Holdings, Inc., 5.375%, 2022		35,000	36,750
Windstream Corp., 8.125%, 2018		20,000	21,950
Windstream Corp., 7.75%, 2020		80,000	87,000
Windstream Corp., 7.75%, 2021		40,000	43,700

			$839,115
Oil Services - 1.5%
Afren PLC, 11.5%, 2016 (n)		$200,000	$233,000
Bristow Group, Inc., 6.25%, 2022		40,000	43,200
Chesapeake Energy Corp., 6.625%, 2019 (n)		35,000	34,650
Dresser-Rand Group, Inc., 6.5%, 2021		45,000	47,700
Edgen Murray Corp., 8.75%, 2020 (n)		80,000	81,800
Pioneer Energy Services Corp., 9.875%, 2018		70,000	75,950
Shale-Inland Holdings LLC/Finance Co., 8.75%, 2019 (n)		85,000	89,250
Unit Corp., 6.625%, 2021		100,000	103,750

			$709,300
Other Banks & Diversified Financials - 1.8%
Ally Financial, Inc., 5.5%, 2017		$120,000	$129,009
Ally Financial, Inc., 6.25%, 2017		50,000	55,630
GMAC, Inc., 8%, 2031		20,000	25,275
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		100,000	122,323
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		200,000	219,200
Santander UK PLC, 8.963% to 2030, FRN to 2049		299,000	345,345

			$896,782
Pharmaceuticals - 0.6%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	100,000	$151,734
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		$100,000	106,000
Valeant Pharmaceuticals International, Inc., 7.25%, 2022 (n)		55,000	59,125

			$316,859
Pollution Control - 0.2%
Heckmann Corp., 9.875%, 2018 (z)		$25,000	$26,375
Heckmann Corp., 9.875%, 2018		70,000	74,375

			$100,750
Precious Metals & Minerals - 0.3%
Eldorado Gold Corp., 6.125%, 2020 (n)		$55,000	$57,819
IAMGOLD Corp., 6.75%, 2020 (n)		105,000	102,900

			$160,719

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Printing & Publishing - 0.2%
American Media, Inc., 13.5%, 2018 (z)	$23,764	$20,794
Nielsen Finance LLC, 7.75%, 2018	45,000	50,119
Nielsen Finance LLC, 4.5%, 2020 (n)	45,000	44,325

		$115,238
Real Estate - 1.0%
CB Richard Ellis Group, Inc., 11.625%, 2017	$120,000	$130,800
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	50,000	49,625
Entertainment Properties Trust, REIT, 5.75%, 2022	65,000	68,414
Kennedy Wilson, Inc., 8.75%, 2019	45,000	47,700
MPT Operating Partnership LP, REIT, 6.375%, 2022	160,000	171,600

		$468,139
Retailers - 1.7%
Academy Ltd., 9.25%, 2019 (n)	$55,000	$61,325
Burlington Coat Factory Warehouse Corp., 10%, 2019	100,000	108,750
J. Crew Group, Inc., 8.125%, 2019	85,000	91,163
Limited Brands, Inc., 6.9%, 2017	75,000	86,438
Limited Brands, Inc., 6.95%, 2033	40,000	41,200
Pantry, Inc., 8.375%, 2020 (n)	40,000	42,800
Rite Aid Corp., 9.25%, 2020	65,000	72,313
Sally Beauty Holdings, Inc., 6.875%, 2019	45,000	49,725
Toys “R” Us Property Co. II LLC, 8.5%, 2017	60,000	63,150
Toys “R” Us, Inc., 10.75%, 2017	140,000	150,500
Yankee Acquisition Corp., 8.5%, 2015	2,000	2,005
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	50,000	51,501

		$820,870
Specialty Chemicals - 0.1%
Eagle Spinco, Inc., 4.625%, 2021 (z)	$15,000	$15,094
Georgia Gulf Corp., 4.875%, 2023 (z)	5,000	5,038
Koppers, Inc., 7.875%, 2019	40,000	44,050

		$64,182
Specialty Stores - 0.4%
Gymboree Corp., 9.125%, 2018	$40,000	$37,600
Michaels Stores, Inc., 11.375%, 2016	81,000	84,545
Michaels Stores, Inc., 7.75%, 2018	50,000	54,688

		$176,833
Telecommunications - Wireless - 3.8%
Altice Financing S.A., 7.875%, 2019 (z)	$200,000	$214,800
Clearwire Corp., 12%, 2015 (n)	125,000	135,469
Cricket Communications, Inc., 7.75%, 2016	95,000	99,988
Cricket Communications, Inc., 7.75%, 2020	85,000	88,188
Crown Castle International Corp., 7.125%, 2019	50,000	55,563
Digicel Group Ltd., 10.5%, 2018 (n)	265,000	295,475
MetroPCS Wireless, Inc., 7.875%, 2018	75,000	81,188
Sprint Capital Corp., 6.875%, 2028	105,000	106,050
Sprint Nextel Corp., 6%, 2016	145,000	156,238
Sprint Nextel Corp., 8.375%, 2017	140,000	161,875
Sprint Nextel Corp., 9%, 2018 (n)	25,000	30,938
Sprint Nextel Corp., 6%, 2022	110,000	110,550
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	100,000	107,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	$200,000	$210,500

		$1,854,322
Telephone Services - 0.4%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$45,000	$49,838
Level 3 Financing, Inc., 9.375%, 2019	65,000	73,450
Level 3 Financing, Inc., 7%, 2020 (n)	25,000	26,500
Level 3 Financing, Inc., 8.625%, 2020	45,000	50,400

		$200,188
Transportation - 0.2%
Navios South American Logistics, Inc., 9.25%, 2019	$112,000	$112,000

Transportation - Services - 2.7%
ACL I Corp., 10.625%, 2016 (p)	$153,610	$147,663
Aguila American Resources Ltd., 7.875%, 2018 (n)	150,000	159,000
Avis Budget Car Rental LLC, 8.25%, 2019	65,000	71,988
Avis Budget Car Rental LLC, 9.75%, 2020	40,000	46,300
CEVA Group PLC, 8.375%, 2017 (n)	160,000	163,600
Commercial Barge Line Co., 12.5%, 2017	205,000	224,988
HDTFS, Inc., 5.875%, 2020 (n)	15,000	15,938
Navios Maritime Acquisition Corp., 8.625%, 2017	165,000	156,338
Navios Maritime Holdings, Inc., 8.875%, 2017	105,000	103,688
Swift Services Holdings, Inc., 10%, 2018	190,000	214,463

		$1,303,966
Utilities - Electric Power - 3.9%
AES Corp., 8%, 2017	$175,000	$202,125
AES Corp., 7.375%, 2021	40,000	44,600
Calpine Corp., 8%, 2016 (n)	125,000	131,875
Calpine Corp., 7.875%, 2020 (n)	108,000	119,070
Covanta Holding Corp., 7.25%, 2020	75,000	82,620
Covanta Holding Corp., 6.375%, 2022	25,000	27,284
EDP Finance B.V., 6%, 2018 (n)	145,000	153,338
Energy Future Holdings Corp., 10%, 2020	318,000	364,905
Energy Future Holdings Corp., 10%, 2020 (z)	145,000	166,025
Energy Future Holdings Corp., 11.75%, 2022 (n)	85,000	96,794
GenOn Energy, Inc., 9.875%, 2020	165,000	189,750
NRG Energy, Inc., 8.25%, 2020	195,000	220,350
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	125,000	98,750

		$1,897,486
Total Bonds		$33,924,536

Common Stocks - 24.3%
Aerospace - 1.8%
Lockheed Martin Corp.	4,850	$421,319
United Technologies Corp.	5,200	455,364

		$876,683
Alcoholic Beverages - 0.6%
Diageo PLC, ADR	2,250	$268,425

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Automotive - 0.7%
Accuride Corp. (a)	2,414	$9,077
Delphi Automotive PLC (a)	8,080	312,373

		$321,450
Broadcasting - 1.0%
New Young Broadcasting Holding Co., Inc. (a)	9	$33,750
Viacom, Inc., “B”	7,430	448,401

		$482,151
Brokerage & Asset Managers - 0.9%
BlackRock, Inc.	1,914	$452,240

Business Services - 0.9%
Accenture PLC, “A”	6,260	$450,031

Chemicals - 1.2%
3M Co.	2,600	$261,430
LyondellBasell Industries N.V., “A”	8	507
PPG Industries, Inc.	2,460	339,160

		$601,097
Computer Software - 0.5%
Oracle Corp.	7,220	$256,382

Computer Software - Systems - 0.9%
International Business Machines Corp.	2,250	$456,908

Electrical Equipment - 1.7%
Danaher Corp.	7,130	$427,301
Tyco International Ltd.	13,010	393,292

		$820,593
Energy - Independent - 1.1%
Occidental Petroleum Corp.	5,930	$523,441

Energy - Integrated - 0.7%
Exxon Mobil Corp.	3,890	$349,983

Food & Beverages - 0.8%
General Mills, Inc.	9,810	$411,431

General Merchandise - 0.7%
Target Corp.	5,470	$330,443

Insurance - 1.7%
MetLife, Inc.	8,130	$303,574
Travelers Cos., Inc.	6,650	521,759

		$825,333
Major Banks - 2.0%
Bank of New York Mellon Corp.	12,760	$346,562
JPMorgan Chase & Co.	12,840	604,122

		$950,684

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - 1.3%
Abbott Laboratories	10,220	$346,254
St. Jude Medical, Inc.	6,970	283,679

		$629,933
Natural Gas - Distribution - 0.1%
Dynegy, Inc. (a)	1,785	$35,700

Other Banks & Diversified Financials - 0.4%
Western Union Co.	14,330	$203,916

Pharmaceuticals - 2.2%
Johnson & Johnson	7,920	$585,446
Pfizer, Inc.	18,160	495,405

		$1,080,851
Printing & Publishing - 0.1%
American Media Operations, Inc. (a)	6,090	$28,928

Telecommunications - Wireless - 0.6%
Vodafone Group PLC, ADR	11,260	$307,623

Telephone Services - 1.3%
AT&T, Inc.	12,230	$425,482
Verizon Communications, Inc.	5,270	229,825

		$655,307
Tobacco - 1.1%
Philip Morris International, Inc.	6,220	$548,355
Total Common Stocks		$11,867,888

Preferred Stocks - 0.3%
Other Banks & Diversified Financials - 0.3%
Ally Financial, Inc., 7% (z)	60	$58,558
GMAC Capital Trust I, 8.125%	3,325	88,678
Total Preferred Stocks		$147,236

Convertible Bonds - 0.2%
Network & Telecom - 0.2%
Nortel Networks Corp., 2.125%, 2014 (a)(d)	105,000	$104,475

Convertible Preferred Stocks - 0.2%
Automotive - 0.2%
General Motors Co., 4.75%	1,800	$77,976

Floating Rate Loans (g)(r) - 0.1%
Utilities - Electric Power - 0.1%
Dynegy Midwest Generation LLC, Term Loan, 9.25%, 2016	11,565	$11,999
Dynegy Power LLC, Term Loan, 9.25%, 2016	15,297	15,936
Total Floating Rate Loans		$27,935

Portfolio of Investments (unaudited) – continued

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)

Warrants - 0.0%
Broadcasting - 0.0%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	12/24/24	6	$22,500

Money Market Funds - 3.8%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)			1,872,487	$1,872,487
Total Investments				$48,045,033

Other Assets, Less Liabilities - 1.5%				714,350
Net Assets - 100.0%				$48,759,383

(a)	Non-income producing security.
(c)	The rate shown represents a current effective yield, not a coupon rate.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $10,159,245, representing 20.8% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7%	4/13/11 - 4/14/11	$56,250	$58,558
Altice Financing S.A., 7.875%, 2019	12/7/12	200,000	214,800
American Media, Inc., 13.5%, 2018	12/22/10	24,071	20,794
Atlas Pipeline Partners LP, 5.875%, 2023	1/28/13	50,000	49,875
Aviation Capital Group, 4.625%, 2018	1/14/13	25,000	25,327
BC Mountain LLC, 7%, 2021	1/25/13	10,000	10,250
Banc of America Commercial Mortgage, Inc., FRN, 6.254%, 2051	6/19/08	241,307	78,481
Clearwater Paper Corp., 4.5%, 2023	1/17/13	10,000	9,925
Dematic S.A., 7.75%, 2020	12/13/12	60,000	61,350
Eagle Spinco, Inc., 4.625%, 2021	1/17/13	15,000	15,094
Energy Future Holdings Corp., 10%, 2020	1/7/10 - 8/6/10	146,461	166,025
Falcon Franchise Loan LLC, FRN, 6.542%, 2025	1/29/03	6,545	12,361
Georgia Gulf Corp., 4.875%, 2023	1/17/13	5,000	5,038
Gibraltar Industries, Inc., 6.25%, 2021	1/18/13	10,000	10,388
HD Supply, Inc., 10.5%, 2021	1/9/13	5,000	5,113
Heckler & Koch GmbH, 9.5%, 2018	5/06/11	142,063	120,165
Heckmann Corp., 9.875%, 2018	10/26/12	25,061	26,375
LBI Media, Inc., 13.5% to 2015, 11.5% to , 2020	12/26/12	27,233	23,370
Lear Corp., 4.75%, 2023	1/14/13	25,000	24,875
Local TV Finance LLC, 9.25%, 2015	11/14/07 - 2/16/11	155,466	158,708
Morgan Stanley Capital I, Inc., FRN, 1.384%, 2039	7/20/04	5,968	4,006

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Nara Cable Funding Ltd., 8.875%, 2018	1/26/12	$194,544	$204,000
Netflix, Inc., 5.375%, 2021	1/29/13 - 1/30/13	50,075	49,750
Preferred Term Securities XII Ltd., CDO, 0%, 2033	1/07/05	127,734	68
Preferred Term Securities XVI Ltd., CDO, 0%, 2035	12/08/04	187,576	30
Preferred Term Securities XVII Ltd., CDO, 0%, 2035	3/09/05	114,513	19
Unifrax I LLC, 7.5%, 2019	1/31/13	10,000	10,000
Total Restricted Securities			$1,364,745
% of Net assets			2.8%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 10/31/12

Forward Foreign Currency Exchange Contracts at 10/31/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	Barclays Bank PLC	27,000	4/15/13	$36,061	$36,675	$(614)
SELL	EUR	JPMorgan Chase Bank	348,481	4/15/13	455,833	473,347	(17,514)

							$(18,128)

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$11,395,816	$114,808	$28,928	$11,539,552
United Kingdom	576,048	—	—	576,048
Non-U.S. Sovereign Debt	—	897,117	—	897,117
Municipal Bonds	—	69,710	—	69,710
U.S. Corporate Bonds	—	26,596,785	—	26,596,785
Commercial Mortgage-Backed Securities	—	165,010	—	165,010
Asset-Backed Securities (including CDOs)	—	117	—	117
Foreign Bonds	—	6,300,272	—	6,300,272
Floating Rate Loans	—	27,935	—	27,935
Mutual Funds	1,872,487	—	—	1,872,487
Total Investments	$13,844,351	$34,171,754	$28,928	$48,045,033

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(18,128)	$—	$(18,128)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/12	$32,216
Change in unrealized appreciation (depreciation)	(3,288)
Balance as of 1/31/13	$28,928

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at January 31, 2013 is $(3,288).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$45,260,492
Gross unrealized appreciation	4,665,125
Gross unrealized depreciation	(1,880,584)
Net unrealized appreciation (depreciation)	$2,784,541

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,578,168	2,145,952	(1,851,633)	1,872,487

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$722	$1,872,487

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SPECIAL VALUE TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: March 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: March 18, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 18, 2013

*	Print name and title of each signing officer under his or her signature.